Long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Disclosure of borrowings [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Current:
Senior unsecured notes (a)	$472.1	$-

Non-current:
Senior unsecured notes (a)	538.8	1,111.1
Senior secured revolving credit facilities (b)	(2.3)	(3.6)
	536.5	1,107.5
Total Long-term debt	$1,008.6	$1,107.5

Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about borrowings [Table Text Block]
Balance, January 1, 2024	$1,190.6
Repurchases	(82.6)
Write-down of unamortized transaction costs	0.6
Accretion of transaction costs and premiums	2.5
Balance, December 31, 2024	$1,111.1
Repurchases	(102.5)
Write-down of unamortized transaction costs	0.2
Accretion of transaction costs and premiums	2.1
Balance, December 31, 2025	$1,010.9

Senior secured revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of borrowings [Table Text Block]
Balance, January 1, 2024[1]	$96.9
Repayments	(100.0)
Accretion of transaction costs	2.0
Transaction costs	(2.5)
Balance, December 31, 2024[1]	$(3.6)
Accretion of transaction costs	1.3
Balance, December 31, 2025[1]	$(2.3)